Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 1,182,225	$ 1,125,752	$ 2,257,205	$ 2,122,959	$ 4,510,201	$ 4,032,036	$ 4,365,262
Cost of sales	(797,623)	(756,414)	(1,513,420)	(1,405,926)	(2,996,555)	(2,622,343)	(2,817,130)
Gross profit	384,602	369,338	743,785	717,033	1,513,646	1,409,693	1,548,132
Selling, general and administrative expense	(223,892)	(232,983)	(445,781)	(455,622)	(914,080)	(844,990)	(934,451)
Net earnings from affiliates	4,086	3,751	9,315	8,948	19,111	16,649	15,836
Operating income	164,796	140,106	307,319	270,359	618,677	581,352	629,517
Interest expense	(8,922)	(9,534)	(17,731)	(18,139)	(36,181)	(34,301)	(40,005)
Interest income	237	394	519	883	1,581	1,575	3,247
Other income (expense), net	(8,046)	5,985	(12,985)	14,474	3,678	(18,349)	(7,968)
Earnings before income taxes	148,065	136,951	277,122	267,577	587,755	530,277	584,791
Provision for income taxes	(39,580)	(38,227)	(75,095)	(71,857)	(158,524)	(141,596)	(156,460)
Net earnings, including noncontrolling interests	108,485	98,724	202,027	195,720	429,231	388,681	428,331
Less: Net (earnings) loss attributable to noncontrolling interests	(1,169)	8	(1,586)	(5)	(649)	(391)	(444)
Net earnings attributable to Flowserve Corporation	$ 107,316	$ 98,732	$ 200,441	$ 195,715	$ 428,582	$ 388,290	$ 427,887
Net earnings per share attributable to Flowserve Corporation common shareholders:
Basic	$ 1.99	$ 1.77	$ 3.70	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted	$ 1.98	$ 1.76	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Cash dividends declared per share	$ 0.36	$ 0.32	$ 0.72	$ 0.64	$ 1.28	$ 1.16	$ 1.08